The “Lava Jato (Car Wash) Operation” and its effects on the Company	12 Months Ended
Dec. 31, 2023
Lava Jato Car Wash Operation And Its Effects On Company
The “Lava Jato (Car Wash) Operation” and its effects on the Company

22.	The “Lava Jato (Car Wash) Operation” and its effects on the Company

The Company has monitored the progress of investigations under the “Lava Jato” Operation and, in the preparation of these annual consolidated financial statements for the the year ended December 31, 2023, did not identify any additional information that would affect the adopted calculation methodology to write off, in the third quarter of 2014, amounts overpaid for the acquisition of property, plant and equipment. The Company will continue to monitor these investigations for additional information in order to assess their potential impact on the adjustment made.

In addition, the Company has fully cooperated with the investigation of the competent authorities and will continue to do so in the future.

During 2023, new leniency and plea agreements entitled the Company to receive funds with respect to compensation for damages, in the amount of US$ 109 (US$ 96 in 2022 and US$ 235 in 2021), accounted for as other income and expenses. Thus, the total amount recovered from Lava Jato investigation through December 31, 2023 was US$ 1,727.